Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Supplemental Cash Flow Information
2 2 .	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2023	2022

Change in non-cash working capital

Accounts receivable	$(264)	$2,023

Accounts payable and accrued liabilities	867	(1,318)

Other	1,309	868

Total change in non-cash working capital	$1,912	$1,573
Non-Cash
Transactions – Receipt of Shares as Consideration for Disposal of Long-Term Equity Investments
During the year ended December 31, 2023, the Company received common shares valued at $48 million (2022 – $4.6 million)
as consideration for the disposal of long-term equity investments (Note 16).
Non-Cash
Transactions – Receipt of Shares as Consideration for Termination of Keno Hill PMPA
As more fully described in notes 13 and 1
6
, on September 7, 2022, the Company terminated the Keno Hill PMPA in exchange for 34,800,989 common shares of Hecla valued at $141 million.
Non-Cash
Transactions – Termination of Convertible Note Receivable and
Non-Revolving
Term Loan
On February 18, 2022, the Company terminated the previously outstanding Kutcho Convertible Note and non-revolving
term loan in exchange for shares of Kutcho valued at $6.7 million in addition to certain other modifications to the Kutcho Early Deposit Agreement (Note 1
4
).

Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2023	2022

Cash and cash equivalents comprised of:

Cash	$211,430	$170,155

Cash equivalents	335,097	525,934

Total cash and cash equivalents	$546,527	$696,089
Cash equivalents include short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.